Shareholders' Equity (Intrinsic Value of Restricted Share Units) (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of RSUs outstanding	$ 3,599	$ 1,297